Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Virgin Group Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On January 22, 2021, the Company issued 7,187,500 Class B Ordinary Shares to the Sponsor in consideration for the Sponsor paying certain offering and formation costs on behalf of the Company with a value of $25,000. On February 12, 2021, the Company effected a 33-for-25
share split with respect to the Founder Shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33
share split with respect to the Founder Shares resulting in an aggregate of 10,062,500 founder shares issued and outstanding. On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in 1,312,500 Founder Shares no longer being subject to forfeiture, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the IPO and exercise of the over-allotment option.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
On September 28, 2021, the Company issued an unsecured promissory note in the amount of up to $1,000,000 to the Sponsor. The proceeds of this promissory note, which may be drawn down as Working Capital Loans from time to time until the Company consummates a Business Combination, will be used for general working capital purposes. This promissory note bears no interest and is payable in full upon the earlier to occur of (i) March 22, 2023 or (ii) the consummation of the Company’s initial business combination. As of March 31, 2022 and December 31, 2021, the outstanding balance for promissory note was $1,000,000.
On April 8, 2022, the Company amended the promissory note to increase the aggregate principal amount to $1,500,000. On April 14, 2022, the Company received an additional $500,000 in relation to the amended promissory note.
Administrative Service Fee
Commencing on March 25, 2021, the Company has agreed to pay the Sponsor up to $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or its liquidation, it will cease paying these monthly fees. For the three months ended March 31, 2022 and for the period from January 13, 2021 (inception) through March 31, 2021, the Company incurred
 $30,000 and $1,667, respectively of administrative service fees. Unpaid amount
s
reported in the
d
ue to related party account on the

condensed
balance sheets as of March 31, 2022 and December 31, 2021
are
 $30,000 and $1,667, respectively.

Note 5 — Related Party Transactions
Founder Shares
On January 22, 2021, the Company issued 7,187,500 Class B Ordinary Shares to the Sponsor in consideration for the Sponsor paying certain offering and formation costs on behalf of the Company with a value of $25,000. On February 12, 2021, the Company effected a 33-for-25
share split with respect to the Founder Shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33
share split with respect to the Founder Shares resulting in an aggregate of 10,062,500 founder shares issued and outstanding. On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in 1,312,500 Founder Shares no longer being subject to forfeiture, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the IPO and exercise of the over-allotment option.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021, the Company had $1,000,000 of outstanding borrowings under the Working Capital Loans, payable in full upon the earlier to occur of (i) March 22, 2023 or (ii) the consummation of the Company’s initial business combination.
Administrative Service Fee
Commencing on March 25, 2021, the Company has agreed to pay the Sponsor up to $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or its liquidation, it will cease paying these monthly fees. For the period from January 13, 2021 (inception) to December 31, 2021, the Company accrued $91,667 of administrative service fees in the Due to related party account on the balance sheet, of which $90,000 was paid.